CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary	Additional Paid-In Capital	Accumulated Earnings (Deficit)	Accumulated Other Comprehensive Income
Beginning Balance at Dec. 31, 2011	$ 505,726	$ 11,410	$ 345,832	$ 103,159	$ 45,325
Beginning Balance (in shares) at Dec. 31, 2011		570,489,352
Issuance of ordinary shares pursuant to share incentive plan (in shares)		7,743,594
Issuance of ordinary shares pursuant to share incentive plan	1,380	155	1,225
Share-based compensation expense	14,314		14,314
Conversion of convertible notes (in shares)		22,771,021
Conversion of convertible notes	35,864	455	35,409
Repurchase of ordinary shares issued for convertible notes (in shares)		(22,771,021)
Repurchase of ordinary shares issued for convertible notes	(37,003)	(455)	(35,409)	(1,139)
Repurchase of ordinary shares (in shares)		(17,111,944)
Repurchase of ordinary shares	(30,000)	(343)	(29,657)
Currency translation adjustment	1,358				1,358
Net income	86,584			86,584
Ending Balance at Dec. 31, 2012	578,223	11,222	331,714	188,604	46,683
Ending Balance (in shares) at Dec. 31, 2012		561,121,002
Issuance of ordinary shares pursuant to share incentive plan (in shares)		11,640,112
Issuance of ordinary shares pursuant to share incentive plan	4,949	233	4,716
Share-based compensation expense	17,895		17,895
Repurchase of ordinary shares issued for convertible notes (in shares)		(490,280)
Repurchase of ordinary shares	(1,162)	(10)	(1,152)
Currency translation adjustment	15,795				15,795
Unrealized gains on available-for-sale securities	4,482				4,482
Net income	114,567			114,567
Ending Balance at Dec. 31, 2013	734,749	11,445	353,173	303,171	66,960
Ending Balance (in shares) at Dec. 31, 2013	572,270,834	572,270,834
Issuance of ordinary shares pursuant to share incentive plan (in shares)	1,002,696	8,609,768
Issuance of ordinary shares pursuant to share incentive plan	2,225	172	2,053
Share-based compensation expense	22,963		22,963
Repurchase of ordinary shares issued for convertible notes (in shares)		(23,066,912)
Repurchase of ordinary shares	(98,877)	(461)	(98,416)
Tax benefit from equity awards	602		602
Currency translation adjustment	(11,944)				(11,944)
Unrealized gains on available-for-sale securities	2,476				2,476
Unrealized loss on cash flow hedge	(1,498)				(1,498)
Share issued in connection of business acquisition (in shares)		3,345,683
Share issued in connection of business acquisition	15,000	67	14,933
Net income	112,158			112,158
Ending Balance at Dec. 31, 2014	$ 777,854	$ 11,223	$ 295,308	$ 415,329	$ 55,994
Ending Balance (in shares) at Dec. 31, 2014	561,159,373	561,159,373